PP&E - Movements for materials and PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in impairment of materials and PP&E
PP&E at beginning of year	$ 4,947,233
PP&E at end of year	4,330,508	$ 4,947,233
Materials | Allowance for obsolescence and impairment of materials
Movements in impairment of materials and PP&E
PP&E at beginning of year	47,892	61,584
Uses	(15,015)	(14,094)
Currency translation adjustments	616	(402)
PP&E at end of year	32,261	47,892
Materials | Impairment allowance
Movements in impairment of materials and PP&E
PP&E at beginning of year	(47,892)
PP&E at end of year	(32,261)	(47,892)
PP&ES | Impairment allowance
Movements in impairment of materials and PP&E
PP&E at beginning of year	(5,399)	(5,231)
(Increases)		(168)
Reclasifications	(9,568)
Uses	1,225
PP&E at end of year	$ (13,742)	$ (5,399)